Fair value	12 Months Ended
Dec. 31, 2021
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value of financial instruments [text block]
20	Fair value
Financial assets
The carrying value and fair value of the financial assets as of December 31, 2021, 2020 and 2019 are as follows:

	Carrying value			Fair value
in 000€	2021	2020	2019	2021	2020	2019
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	41,541	30,871	40,977	41,541	30,871	40,977
Other financial assets (non-current)	2,696	712	580	2,696	712	580
Other current non-trade receivables	1,696	1,618	1,676	1,696	1,618	1,676
Cash & cash equivalents	196,028	111,538	128,897	196,028	111,538	128,897
Total financial assets measured at amortised cost	241,961	144,739	172,130	241,961	144,739	172,130
Financial assets at fair value through profit or loss
Derivatives	1,770	23	9
Convertible loan	3,560	6,203	2,750
Total financial assets measured at fair value through profit and loss	5,330	6,226	2,759
Financial assets at fair value through OCI
Non-listed equity investments	399	3,842	3,046
Total financial assets at fair value through OCI	399	3,842	3,046
The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

•	The carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;

•	The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);

•
Other current
non-trade
receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2021, 2020 and 2019

•
Other non-current
financial
assets are being evaluated on the basis of their credit risk and interest rate which are considered as level 2 inputs. Their fair value is not considered different from their carrying value given the related interest rate is revised on a regular basis.

•
The
non-listed
equity investments, mainly representing the investment AM Flow (via an investment in AM Danube, one of the shareholders of AM Flow) for K€307, are measured at fair value. As of December 31, 2021, management considers that currently the cost is an appropriate estimate of fair value (level 2 input) because a recent capital increase indicated that the market valuation of AM Flow has not changed and because of the followings reasons:

•	AM Flow is a non-listed entity;

•	The Group only has an insignificant interest in AM Flow BV (approx. 5% of the shares indirectly);

•	The Group has no representatives in the Board of Directors of AM Flow BV; and

•	Insufficient more recent information is available to measure fair value;

•	For the non-listed equity investment in Essentium, as of December 31, 2021, Materialise recorded a remeasurement of fair value to zero through OCI (K€3,443).

•
The derivatives include the option acquistion for Link3D for $ 2 million, discussed further in Note 4. The fair value is not different from the carrying value on December 31, 2021, and was determined based on level 3 inputs.

•	The convertible loan granted to Fluidda was measured at fair value. As of December 31, 2021, management determined the fair value based upon level 3 inputs as follows:

•
The Group determined that the fair value of the convertible loan as at December 31, 2021 amounted to K€3,560. Fluidda is a private start-up
company which offers turnkey contract research services for drug development and medical device development. Fluidda is currently loss-making. The convertible loan has a duration of 7 years with a 10% annual interest rate which are capitalized. The Group has applied a discount factor of 12.87% that is based on the estimated WACC of Fluidda reflecting the uncertainty in relation to the success of the company and the applied estimates by the Group.

In assessing the fair value, the Group has made significant estimates with regard to the discount rate, the probability of each repayment and conversion scenario and related timing, the amount of the qualified capital increase. Changes in the significant assumptions may lead to a significant increase/decrease in the fair value of the convertible loan. A increase/decrease in the applied discount rate for Fluidda by 1% would lead to a change in fair value by K€(46) / K€48.
Financial liabilities:
The carrying value and fair value of the financial liabilities as of December 31, 2021, 2020 and 2019 can be presented as follows:

	Carrying value			Fair value
in 000€	2021	2020	2019	2021	2020	2019
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	99,108	115,110	127,939	100,417	116,843	128,930
Trade payables	20,171	17,698	18,517	20,171	17,698	18,517
Other liabilities excl. written put option on NCI	485	1,276	3,187	485	1,275	3,187
Total financial liabilities measured at amortized cost	119,764	134,084	149,643	121,073	135,816	150,634
Financial liabilities measured at fair value
Contingent consideration	—	—	—	—	—	—
Cash settled share based payments	147	1,223	—
Written put option on NCI	—	875	875
Derivatives	118	140	478
Total financial liabilities measured at fair value	265	2,238	1,353
Total non-current	79,905	98,543	112,549
Total current	40,124	37,779	38,447
The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

•	The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;

•
Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and their fair value is subject to changes in interest rates and individual creditworthiness. Their carrying value approximates their fair value;

•	The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);

•	The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs);

•
The fair value of the cash-settled share based payments has been determined based on a Black-Scholes model using inputs that are level 1 (stock-price and risk-free interest rate) as well as level 2 (e.g. volatility). We refer to Note 14.

Fair value hierarchy 3 evolution

Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2021	2020	2019
As at 1 January	6,203	2,750	—
Addition	—	2,830	2,500
Remeasurement	—	316	—
Capitalized interests	—	307	250
Reimbursement Ditto convertible loan	(2,643)	—	—
As at 31 December	3,560	6,203	2,750
Fair value hierarchy

Written Put Option on NCI RapdFit+	Fair Value Evolution
in 000€	2021	2020	2019
As at 1 January	875	875	845
Remeasurement	—	—	30
Payout put-option PMV	(875)	—	—
As at 31 December	—	875	875
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
•	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

•	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.
The Group has the following financial instruments carried at fair value in the statement of financial position on December 31, 2021, 2020 and 2019: the derivatives related to interest rate and foreign currency swaps as included in the above tables, a call option and written put option on non-controlling
interest and the
non-listed
equity investments.